Measurement of financial assets and liabilities - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Net financial instruments at fair value	$ 150,521	$ 146,384
Level 3
Financial instruments
Net financial instruments at fair value	$ 3,154	$ 2,904
Percentage using valuation method	2.00%	2.00%
Level 3 | Participating and unit-linked funds
Financial instruments
Net financial instruments at fair value	$ 3,088	$ 2,866
Level 3 | Other investments
Financial instruments
Net financial instruments at fair value	$ 66	$ 38
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	$ (7)	$ (4)
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	$ 1	1
Percentage using valuation method	0.10%
Level 3 | Equity securities and portfolio holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	$ 3,116	2,863
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 37	$ 40